Stock-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands				11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 13, 2021 shares	Dec. 07, 2021 USD ($) tradingDay $ / shares shares	Dec. 06, 2021 USD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised during the period | $					$ 23,000	$ 6,100	$ 400
Weighted average grant date fair value, grants during period (in dollars per share) | $ / shares					$ 3.79	$ 1.85	$ 1.64
Costs not yet recognized, options | $					$ 49,500
Share-based compensation expense | $					41,956	$ 14,012	$ 5,071
Shares issued upon early exercise of unvested stock options (in shares)						1,838,207
Liability from early exercise of stock options | $					$ 16,135	$ 0
Unvested shares subject to repurchase (in shares)					1,654,385
Contingent consideration (in shares)			5,540,990
Threshold trading days | tradingDay			20
Threshold trading days range | tradingDay			30
Period 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price triggering share issuance (in dollars per share) | $ / shares			$ 15.00
Period 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price triggering share issuance (in dollars per share) | $ / shares			17.00
Period 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price triggering share issuance (in dollars per share) | $ / shares			19.00
Period 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price triggering share issuance (in dollars per share) | $ / shares			$ 21.00
VanderSat
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Costs not yet recognized, period for recognition					1 year 11 months 1 day
Share-based compensation expense | $					$ 300
Costs not yet recognized, award other than options | $					$ 4,800
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved for future issuance (in shares)					32,412,802
Maximum number of shares that may be granted under award (in shares)					56,963,788
Shares issued upon early exercise of unvested stock options (in shares)				1,746,296
Common Class A | VanderSat
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business combination, equity interests issued and issuable (in shares)		1,900,739
Common Class A and B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares outstanding that may be issued in share-based compensation plan					5.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period					10 years
Award vesting period					4 years
Costs not yet recognized, period for recognition					2 years 9 months 29 days
Stock Options | 10% stockholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period					5 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Costs not yet recognized, period for recognition					1 year 8 months 15 days
Share-based compensation expense | $				$ 16,400	$ 21,200
Costs not yet recognized, award other than options | $					$ 37,100
Awards forfeited (in shares)					317,332	84,723	689,328
Awards vested (in shares)					1,425,209	0	0
Earn-out Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Costs not yet recognized, period for recognition					1 year 9 months
Share-based compensation expense | $					$ 4,500
Costs not yet recognized, award other than options | $					$ 34,400
Fair value of awards | $			$ 45,300
Awards forfeited (in shares)					782,751
Awards vested (in shares)					0
Awards outstanding (in shares)					4,758,239